Accounts Receivable (Tables)	6 Months Ended
Dec. 31, 2024
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable consists of the following:
	As of December 31,	As of June 30,
	2024	2024
	(unaudited)
Accounts receivable	$22,016,884	$21,313,735
Accounts receivable	$22,016,884	$21,313,735